Fees to the appointed auditor	12 Months Ended
Dec. 31, 2018
Fees to the appointed auditor
Fees to the appointed auditor

Note 34 Fees to the appointed auditor

	2018		2017		2016
		Other		Other		Other
		elected		elected		elected
	Deloitte	auditors	Deloitte	auditors	Deloitte	auditors
Audit fees	121	1	10	—	10	—
Audit-related fees	1	—	1	—	1	—
Consultation, all other fees	1	—	3	—	6	—
	123	1	14	—	17	—
Total fees to the appointed auditor		124		14		17

Total fees to the appointed auditors during the year related to continuing operations amounted to SEK 105 (2017: 10 and 2016: 12) million of which audit fees amounted to SEK 103 (2017: 7 and 2016: 5) million, audit-related fees amounted to SEK 1 (2017: 0 and 2016: 1) million and other consultation fees amounted to SEK 1 (2017: 3 and 2016: 6) million. There were no tax-related consultation fees. In addition, audit fees and audit-related fees for discontinued operations amounted to SEK 19 (2017: 4 and 2016: 5) million. The increase from 2017 to 2018 is related to the audit performed in accordance with standards established by the Public Company Accounting Oversight Board (PCAOB) in the United States for the years ended December 31, 2015 to 2018 as required due to the merger of Com Hem.